BNY Mellon US Small Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Communication Services — 2.1%
Array Digital Infrastructure, Inc.	546	19,023
Atlanta Braves Holdings, Inc., Cl. C(a)	1,670	84,886
Cargurus, Inc.(a)	2,818	102,124
Cinemark Holdings, Inc.	3,866	141,457
Grindr, Inc.(a),(b)	1,633	28,316
Iridium Communications, Inc.	3,473	164,412
Liberty Global Ltd., Cl. A(a)	7,323	77,697
Liberty Global Ltd., Cl. C(a)	4,646	48,133
Lionsgate Studios Corp.(a)	6,143	81,579
Madison Square Garden Entertainment Corp.(a)	1,540	118,980
Nexstar Media Group, Inc.	1,064	202,724
NIQ Global Intelligence PLC(a)	2,598	29,020
People, Inc.(a)	2,576	107,084
RUM Group, Inc.(a),(b)	3,866	22,578
Sphere Entertainment Co.(a),(b)	938	134,369
Stubhub Holdings, Inc., Cl. A(a)	6,535	55,155
Telephone and Data Systems, Inc.	3,578	120,149
Trump Media & Technology Group Corp.(a)	6,012	59,278
Versant Media Group, Inc.	5,503	198,053
		1,795,017
Consumer Discretionary — 13.4%
Abercrombie & Fitch Co., Cl. A(a),(b)	1,626	161,852
Academy Sports & Outdoors, Inc.	2,360	111,982
Acushnet Holdings Corp.	973	98,536
ADT, Inc.	16,831	128,589
Advance Auto Parts, Inc.(b)	2,277	126,465
American Eagle Outfitters, Inc.	6,139	105,468
Asbury Automotive Group, Inc.(a)	696	161,263
Bath & Body Works, Inc.	7,827	157,479
Boot Barn Holdings, Inc.(a)	1,127	167,912
Boyd Gaming Corp.	2,029	172,587
Bright Horizons Family Solutions, Inc.(a)	1,992	148,484
Brightstar Lottery PLC(b)	3,424	34,377
Brinker International, Inc.(a)	1,634	349,186
Brunswick Corp.(b)	2,379	187,941
Caesars Entertainment, Inc.(a)	7,387	219,763
Capri Holdings Ltd.(a)	4,231	67,400
Cavco Industries, Inc.(a)	276	150,980
Champion Homes, Inc.(a)	2,116	168,455
Choice Hotels International, Inc.	1,034	115,281
Columbia Sportswear Co.(b)	802	47,623
Covista, Inc.(a)	1,310	163,553
Crocs, Inc.(a)	1,836	235,026
Dana, Inc.	4,071	109,632
Dorman Products, Inc.(a),(b)	924	123,040
Driven Brands Holdings, Inc.(a),(b)	2,305	32,892
Duolingo, Inc.(a)	1,573	212,056
Etsy, Inc.(a)	3,631	296,580

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 13.4% (continued)
Floor & Decor Holdings, Inc., Cl. A(a),(b)	4,126	237,534
Frontdoor, Inc.(a)	2,663	193,414
Garrett Motion, Inc.	5,600	174,440
Gentex Corp.	7,931	185,268
Global Business Travel Group I(a)	8,901	84,025
Graham Holdings Co., Cl. B	117	140,814
Grand Canyon Education, Inc.(a)	1,052	152,898
Green Brick Partners, Inc.(a)	1,312	92,798
Group 1 Automotive, Inc.	440	126,179
H&R Block, Inc.	4,738	208,614
Harley-Davidson, Inc.	4,031	98,921
Hilton Grand Vacations, Inc.(a)	2,328	107,414
KB Home	2,094	115,107
Kontoor Brands, Inc.	2,099	175,770
Laureate Education, Inc.(a)	4,665	178,716
LCI Industries	906	92,738
Lear Corp.	1,927	251,743
Life Time Group Holdings, Inc.(a)	5,563	250,891
Lucid Group, Inc.(a),(b)	5,830	43,025
M/I Homes, Inc.(a)	1,018	148,760
Macy’s, Inc.	8,936	221,792
Mattel, Inc.(a)	11,707	176,659
Meritage Homes Corp.	2,378	166,936
Navan, Inc., Cl. A(a)	2,978	79,274
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,349	172,581
Patrick Industries, Inc.	1,191	98,317
Planet Fitness, Inc., Cl. A(a)	2,993	167,339
Polaris, Inc.	2,001	134,227
PVH Corp.	1,723	149,315
QuantumScape Corp.(a)	17,210	89,836
Red Rock Resorts, Inc., Cl. A	1,777	114,510
RH(a)	583	96,498
Rush Street Interactive, Inc.(a)	3,711	99,863
Shake Shack, Inc., Cl. A(a)	1,431	89,795
Signet Jewelers Ltd.	1,361	126,437
Sonic Automotive, Inc., Cl. A(b)	527	48,263
Steven Madden Ltd.	2,752	126,812
Stride, Inc.(a)	1,569	125,975
The Buckle, Inc.	1,164	50,948
The Cheesecake Factory, Inc.	1,747	177,181
Thor Industries, Inc.(b)	1,941	145,517
Travel + Leisure Co.	2,490	189,290
Urban Outfitters, Inc.(a)	2,170	160,971
Vail Resorts, Inc.(b)	1,351	201,812
Valvoline, Inc.(a),(b)	4,757	182,716
VF Corp.	14,221	203,645
Victoria’s Secret & Co.(a)	2,788	247,240
Visteon Corp.	1,037	108,408
Warby Parker, Inc., Cl. A(a)	3,409	90,986
Whirlpool Corp.	2,102	78,825
Wingstop, Inc.	1,071	138,684

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 13.4% (continued)
Wyndham Hotels & Resorts, Inc.	2,733	204,592
YETI Holdings, Inc.(a)	2,903	142,073
		11,720,788
Consumer Staples — 2.2%
Cal-Maine Foods, Inc.(b)	1,689	148,260
elf Beauty, Inc.(a),(b)	2,159	178,960
Freshpet, Inc.(a)	1,779	105,922
Interparfums, Inc.	628	78,217
Lamb Weston Holdings, Inc.	5,211	273,838
National Beverage Corp.	750	23,730
Post Holdings, Inc.(a),(b)	1,515	138,486
PriceSmart, Inc.	1,004	194,686
Reynolds Consumer Products, Inc.	2,179	54,344
Seaboard Corp.	10	44,133
The Boston Beer Company, Inc., Cl. A(a)	300	54,960
The Chefs’ Warehouse, Inc.(a)	1,336	154,108
The Marzetti Company	752	80,366
The Vita Coco Company, Inc.(a)	1,534	101,152
Tootsie Roll Industries, Inc.	761	29,694
United Natural Foods, Inc.(a)	2,221	112,893
WD-40 Co.	521	118,340
		1,892,089
Energy — 6.3%
Archrock, Inc.	6,567	234,836
BKV Corp.(a)	1,167	28,545
Cactus, Inc., Cl. A	2,575	167,401
California Resources Corp.	2,524	132,813
Calumet, Inc.(a)	2,617	115,645
Centrus Energy Corp., Cl. A(a),(b)	686	121,374
CNX Resources Corp.(a),(b)	5,120	183,296
Comstock Resources, Inc.(a),(b)	3,306	43,838
Core Natural Resources, Inc.	1,781	142,195
Crescent Energy Co., Cl. A	8,620	98,871
CVR Energy, Inc.	1,289	45,914
Excelerate Energy, Inc., Cl. A	818	32,123
Golar LNG Ltd.	3,236	159,049
Gulfport Energy Corp.(a)	579	93,433
Helmerich & Payne, Inc.	3,893	134,581
International Seaways, Inc.(b)	1,523	146,482
Kinetik Holdings, Inc.	1,680	84,958
Kodiak Gas Services, Inc.	3,308	194,213
Liberty Energy, Inc.	5,816	108,817
Magnolia Oil & Gas Corp., Cl. A	7,233	185,960
Matador Resources Co.	4,477	223,358
Murphy Oil Corp.	4,973	197,627
NOV, Inc.	13,574	263,743
Oceaneering International, Inc.(a)	3,672	179,120
Par Pacific Holdings, Inc.(a)	1,840	158,295
Patterson-UTI Energy, Inc.	12,909	135,286
PBF Energy, Inc., Cl. A	3,564	257,606
Peabody Energy Corp.	4,201	89,565

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Energy — 6.3% (continued)
Seadrill Ltd.(a)	2,327	104,343
SM Energy Co.	8,239	267,932
Solaris Energy Infrastructure, Inc.	1,949	100,198
Sunococorp LLC	2,043	156,167
Tidewater, Inc.(a)	1,720	129,103
Transocean Ltd.(a)	35,834	190,637
Uranium Energy Corp.(a),(b)	18,058	173,357
Valaris Ltd.(a)	2,314	183,246
WaterBridge Infrastructure LLC, Cl. A(b)	1,277	43,699
Weatherford International PLC	2,636	231,415
		5,539,041
Financials — 17.5%
Accelerant Holdings, Cl. A(a)	2,147	25,506
Ameris Bancorp	2,458	214,362
Artisan Partners Asset Management, Inc., Cl. A	2,181	85,582
Associated Banc-Corp.	6,300	194,544
Assured Guaranty Ltd.	1,612	133,345
Atlantic Union Bankshares Corp.	5,469	232,050
Axos Financial, Inc.(a)	1,980	200,792
Banc of California, Inc.	5,692	109,002
BancFirst Corp.	740	83,487
Bank of Hawaii Corp.	1,558	124,484
Bank OZK	4,046	207,560
BankUnited, Inc.	2,650	123,623
BGC Group, Inc., Cl. A	13,618	156,879
Blackstone Mortgage Trust, Inc., Cl. A(c)	6,163	89,610
Bread Financial Holdings, Inc.	1,576	170,318
Brighthouse Financial, Inc.(a)	2,112	130,754
Bullish(a),(b)	2,087	45,476
Cathay General Bancorp	2,464	155,700
Central BanCo Inc.	2,774	90,987
CNO Financial Group, Inc.	3,486	192,044
Cohen & Steers, Inc.	1,078	88,687
Community Financial System, Inc.	1,882	121,972
Credit Acceptance Corp.(a),(b)	225	128,005
CVB Financial Corp.	4,917	109,993
Dave, Inc.(a),(b)	299	111,434
DigitalBridge Group, Inc.	6,099	96,791
Dlocal Ltd.	2,994	45,150
Eastern Bankshares, Inc.(b)	8,181	187,836
Enact Holdings, Inc.	955	45,191
Enova International, Inc.(a)	922	234,317
Essent Group Ltd.	3,395	223,934
Euronet Worldwide, Inc.(a)	1,343	95,796
F&G Annuities & Life, Inc.	1,483	42,369
FB Financial Corp.	1,711	103,310
Federated Hermes, Inc.	2,742	164,410
First BanCorp.	5,851	169,269
First Financial Bancorp	3,913	132,377
First Financial Bankshares, Inc.	4,547	159,782
First Hawaiian, Inc.	4,847	134,698

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 17.5% (continued)
First Interstate BancSystem, Inc., Cl. A(b)	3,378	128,432
Flagstar Bank NA	11,374	161,738
FNB Corp.	13,627	257,550
Fulton Financial Corp.	7,154	174,057
Genworth Financial, Inc.(a)	14,364	141,198
Glacier Bancorp, Inc.	4,836	238,366
HA Sustainable Infrastructure Capital, Inc.(b)	4,655	176,285
Hamilton Insurance Group Ltd., Cl. B	2,066	74,293
Hamilton Lane, Inc., Cl. A	1,612	143,323
Hancock Whitney Corp.	3,013	232,001
Home BancShares, Inc.	7,341	228,085
Independent Bank Corp.	1,762	147,708
International Bancshares Corp.	2,013	154,075
Lazard, Inc.	3,454	146,381
Lemonade, Inc.(a)	2,469	119,277
Mechanics Bancorp, Cl. A	1,773	29,769
Mercury General Corp.	994	106,477
MGIC Investment Corp.	7,953	238,908
Miami International Holdings, Inc.(a)	2,879	135,428
Moelis & Co., Cl. A	2,735	183,464
NCR Atleos Corp.(a)	2,865	134,741
Nelnet, Inc., Cl. A	656	89,131
Neptune Insurance Holdings, Inc., Cl. A(a)	677	21,468
Nicolet Bankshares, Inc.(b)	743	126,994
NMI Holdings, Inc.(a)	2,859	126,654
Oscar Health, Inc., Cl. A(a)	8,798	274,674
Palomar Holdings, Inc.(a)	974	130,311
Park National Corp.	610	126,971
Paymentus Holdings, Inc., Cl. A(a),(b)	2,162	73,724
PennyMac Financial Services, Inc.	1,139	85,892
Piper Sandler Companies	2,675	202,765
PJT Partners, Inc., Cl. A	887	149,291
Provident Financial Services, Inc.	5,072	125,177
Radian Group, Inc.	5,106	199,083
Remitly Global, Inc.(a)	6,832	155,565
Renasant Corp.	3,492	152,146
Rithm Capital Corp.(c)	20,512	202,659
RLI Corp.(b)	3,164	193,763
Seacoast Banking Corp. of Florida	3,698	128,469
Selective Insurance Group, Inc.	2,231	211,476
ServisFirst Bancshares, Inc.	1,885	168,707
Sezzle, Inc.(a),(b)	648	100,278
Shift4 Payments, Inc., Cl. A(a),(b)	2,133	113,049
Simmons First National Corp., Cl. A	5,382	126,961
SiriusPoint Ltd.(a)	4,230	100,040
SLM Corp.(b)	7,035	182,875
StepStone Group, Inc., Cl. A	2,782	122,019
StoneX Group, Inc.(a)	3,908	299,236
Texas Capital Bancshares, Inc.	1,590	157,171
TFS Financial Corp.	1,855	34,151
The Baldwin Insurance Group, Inc.(a)	2,963	82,194

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 17.5% (continued)
The Bancorp, Inc.(a)	1,469	98,526
The Hanover Insurance Group, Inc.	1,312	305,211
The Western Union Company(b)	11,816	75,150
Towne Bank	3,270	123,966
Twenty One Capital, Inc., Cl. A(a)	13,135	56,086
United Bankshares, Inc.	4,976	241,087
United Community Banks, Inc.	4,330	153,455
Upstart Holdings, Inc.(a),(b)	3,228	88,576
Valley National Bancorp	18,269	261,064
Victory Capital Holdings, Inc., Cl. A	1,640	162,409
WaFd, Inc.	2,906	106,854
Webull Corp.(a)	10,079	71,158
WesBanco, Inc.	3,408	141,023
WEX, Inc.(a)	1,219	227,904
White Mountains Insurance Group Ltd.	91	190,893
WSFS Financial Corp.	2,008	161,042
		15,240,280
Health Care — 14.1%
10X Genomics, Inc., Cl. A(a),(b)	4,377	206,901
ACADIA Pharmaceuticals, Inc.(a)	6,256	161,843
ADMA Biologics, Inc.(a)	8,685	73,475
Alignment Healthcare, Inc.(a)	6,889	102,302
Alkermes PLC(a)	5,886	288,355
Alumis, Inc.(a)	2,847	80,428
Amneal Pharmaceuticals, Inc.(a)	4,077	74,691
Apogee Therapeutics, Inc.(a)	1,910	256,112
Arcus Biosciences, Inc.(a)	3,277	92,379
Arcutis Biotherapeutics, Inc.(a)	3,883	104,297
Avantor, Inc.(a)	25,471	350,990
Bausch + Lomb Corp.(a)	1,642	27,766
Beam Therapeutics, Inc.(a)	3,517	89,754
Billiontoone, Inc., Cl. A(a),(b)	811	112,405
Brookdale Senior Living, Inc.(a)	8,331	121,633
Bruker Corp.	4,036	253,622
Caris Life Sciences, Inc.(a)	4,273	66,958
Celcuity, Inc.(a)	972	83,961
CG oncology, Inc.(a)	2,121	150,994
Chemed Corp.	554	294,866
Cogent Biosciences, Inc.(a)	4,588	178,611
Concentra Group Holdings Parent, Inc.	4,191	132,645
Corcept Therapeutics, Inc.(a)	3,519	402,890
CorVel Corp.(a)	1,001	60,120
Crinetics Pharmaceuticals, Inc.(a)	3,543	295,911
Denali Therapeutics, Inc.(a)	5,790	133,286
DENTSPLY SIRONA, Inc.	7,594	101,532
Dianthus Therapeutics, Inc.(a),(b)	1,463	156,424
Disc Medicine, Inc.(a)	1,038	79,926
Doximity, Inc., Cl. A(a)	5,010	104,759
Dyne Therapeutics, Inc.(a)	4,624	116,432
Edgewise Therapeutics, Inc.(a)	2,494	95,844
Envista Holdings Corp.(a)	6,151	167,984

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Health Care — 14.1% (continued)
Erasca, Inc.(a)	8,052	146,144
Glaukos Corp.(a)	2,138	356,447
Haemonetics Corp.(a)	1,770	151,406
HeartFlow, Inc.(a)	3,179	80,206
Hims & Hers Health, Inc.(a),(b)	7,077	196,528
Hinge Health, Inc., Cl. A(a)	1,358	101,456
ICU Medical, Inc.(a)	734	123,686
Ideaya Biosciences, Inc.(a)	3,052	108,346
Immunovant, Inc.(a)	3,097	119,606
Indivior Pharmaceuticals, Inc.(a)	3,974	159,000
Integer Holdings Corp.(a),(b)	1,294	156,846
IRhythm Holdings, Inc.(a)	1,273	149,157
Kiniksa Pharmaceuticals International PLC(a)	1,637	121,695
Kymera Therapeutics, Inc.(a)	2,092	216,313
Lantheus Holdings, Inc.(a)	2,377	236,844
LifeStance Health Group, Inc.(a)	5,927	62,115
Ligand Pharmaceuticals, Inc.(a),(b)	763	219,393
Liquidia Corp.(a)	2,170	182,519
LivaNova PLC(a)	2,044	163,806
Merit Medical Systems, Inc.(a)	2,237	190,167
Mineralys Therapeutics, Inc.(a)	2,015	51,423
Mirum Pharmaceuticals, Inc.(a),(b)	2,013	213,277
Option Care Health, Inc.(a)	5,822	134,081
Oruka Therapeutics, Inc.(a)	1,613	155,671
PACS Group, Inc.(a)	1,715	78,907
Prestige Consumer Healthcare, Inc.(a)	1,747	87,734
Privia Health Group, Inc.(a)	3,749	88,739
Protagonist Therapeutics, Inc.(a)	2,314	316,185
PTC Therapeutics, Inc.(a)	3,125	212,531
RadNet, Inc.(a)	2,628	167,614
Rhythm Pharmaceuticals, Inc.(a)	1,927	191,255
Scholar Rock Holding Corp.(a)	3,180	150,398
Sotera Health Co.(a)	9,698	173,206
Spyre Therapeutics, Inc.(a)	2,523	248,087
Supernus Pharmaceuticals, Inc.(a)	2,024	90,331
Tango Therapeutics, Inc.(a)	3,292	89,477
Tarsus Pharmaceuticals, Inc.(a)	1,364	80,531
Teleflex, Inc.	1,665	227,622
TG Therapeutics, Inc.(a)	5,618	292,304
TransMedics Group, Inc.(a),(b)	1,234	94,413
Travere Therapeutics, Inc.(a)	3,427	191,535
Twist Bioscience Corp.(a)	2,334	213,678
Ultragenyx Pharmaceutical, Inc.(a)	3,532	87,982
Vera Therapeutics, Inc.(a)	1,841	59,096
Veracyte, Inc.(a)	2,985	138,265
Viking Therapeutics, Inc.(a)	4,217	133,848
Waystar Holding Corp.(a),(b)	4,699	99,196
		12,329,162
Industrials — 16.1%
AAR Corp.(a)	1,516	212,301
ABM Industries, Inc.	1,998	95,724

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 16.1% (continued)
Alamo Group, Inc.	377	59,973
Alaska Air Group, Inc.(a)	4,341	205,980
Alliance Laundry Holdings, Inc.(a),(b)	1,735	45,752
Amentum Holdings, Inc.(a)	5,703	126,607
Andersen Group, Inc., Cl. A(a),(b)	483	22,860
Archer Aviation, Inc., Cl. A(a)	24,430	113,355
Arcosa, Inc.	1,878	272,686
Atkore, Inc.	1,269	92,586
Atmus Filtration Technologies, Inc.	3,174	163,874
AZZ, Inc.	1,142	165,270
Beta Technologies, Inc., Cl. A(a),(b)	3,965	75,057
Boise Cascade Co.	1,331	101,662
Brady Corp., Cl. A	1,602	151,021
Casella Waste Systems, Inc., Cl. A(a),(b)	2,408	216,022
Centuri Holdings, Inc.(a)	3,218	89,589
Cimpress PLC(a),(b)	591	58,332
Construction Partners, Inc., Cl. A(a),(b)	1,811	187,167
Copa Holdings SA, Cl. A	1,108	156,472
CSW Industrials, Inc.	600	191,358
EnerSys	1,397	259,912
Enpro, Inc.	775	243,288
EquipmentShare.com, Inc., Cl. A(a)	5,660	106,125
Everus Construction Group, Inc.(a)	1,809	226,903
ExlService Holdings, Inc.(a)	5,866	199,033
Exponent, Inc.	1,950	130,357
Federal Signal Corp.(b)	2,252	281,387
Firefly Aerospace, Inc.(a),(b)	2,673	54,342
Fluence Energy, Inc.(a),(b)	2,530	35,243
Fortune Brands Innovations, Inc.	4,557	224,478
Franklin Electric Co., Inc.	1,500	157,080
FTI Consulting, Inc.(a)	1,141	181,853
Gates Industrial Corp. Ltd.(a)	8,935	250,001
GATX Corp.	1,277	228,417
Granite Construction, Inc.	1,615	195,367
Griffon Corp.	1,471	126,756
GXO Logistics, Inc.(a)	4,141	207,713
Hayward Holdings, Inc.(a)	7,161	108,346
Herc Holdings, Inc.	1,193	179,117
Hexcel Corp.	2,812	289,495
HNI Corp.	2,671	120,222
Hub Group, Inc., Cl. A	2,261	105,204
Huron Consulting Group, Inc.(a)	579	87,875
Intuitive Machines, Inc.(a)	4,817	59,442
Kadant, Inc.	458	140,835
KBR, Inc.	4,873	178,401
Kennametal, Inc.	2,896	98,377
Korn Ferry	1,946	160,097
Landstar System, Inc.	1,311	229,123
Legence Corp., Cl. A(a)	1,543	98,644
Louisiana-Pacific Corp.	2,373	171,876
Lyft, Inc., Cl. A(a)	14,908	236,441

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 16.1% (continued)
Matson, Inc.	1,117	226,293
Maximus, Inc.	1,963	118,271
McGrath RentCorp	951	109,508
Mercury Systems, Inc.(a)	1,988	193,035
MSC Industrial Direct Co., Inc., Cl. A	1,618	199,661
Mueller Water Products, Inc., Cl. A	5,808	146,594
MYR Group, Inc.(a)	571	190,269
NuScale Power Corp.(a),(b)	10,110	85,126
OPENLANE, Inc.(a)	3,919	155,819
Paylocity Holding Corp.(a)	1,593	219,667
Plug Power, Inc.(a),(b)	49,647	102,273
Resideo Technologies, Inc.(a)	5,764	197,705
Robert Half, Inc.(b)	3,828	144,698
Rush Enterprises, Inc., Cl. A	2,254	179,847
Rush Enterprises, Inc., Cl. B	411	31,947
RXO, Inc.(a)	6,109	123,707
Schneider National, Inc., Cl. B	1,388	49,607
Science Applications International Corp.	1,647	192,913
Sensata Technologies Holding PLC	5,617	260,011
SiteOne Landscape Supply, Inc.(a)	1,711	161,587
SkyWest, Inc.(a)	1,496	160,027
Solv Energy, Inc., Cl. A(a)	864	24,564
Standex International Corp.	447	132,535
Sunrun, Inc.(a)	8,684	85,190
Tecnoglass Holdings, Inc.	833	36,186
Terex Corp.	4,300	270,212
The Brink’s Company	1,607	190,349
The GEO Group, Inc.(a)	4,852	149,878
The Timken Company	2,407	331,083
Trex Co., Inc.(a)	4,008	173,787
Trinity Industries, Inc.	2,911	90,940
Tutor Perini Corp.	1,610	134,837
UFP Industries, Inc.	2,105	182,588
UniFirst Corp.	541	158,502
Verra Mobility Corp.(a)	4,158	21,996
VSE Corp.	1,068	207,608
WillScot Holdings Corp.	6,564	159,374
Worthington Enterprises, Inc.	1,191	66,946
Xometry, Inc., Cl. A(a)	1,669	143,067
York Space Systems, Inc.(a),(b)	4,566	67,257
		14,050,862
Information Technology — 14.1%
ACI Worldwide, Inc.(a)	3,711	212,752
ACM Research, Inc., Cl. A(a)	1,970	154,586
Adeia, Inc.	4,074	108,572
Alarm.com Holdings, Inc.(a)	1,944	106,434
Allegro MicroSystems, Inc.(a)	4,653	193,099
Ambarella, Inc.(a)	1,557	133,902
Appfolio, Inc., Cl. A(a),(b)	911	164,153
Avnet, Inc.	3,059	271,762
Axcelis Technologies, Inc.(a)	1,129	147,199

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 14.1% (continued)
AXT, Inc.(a)	1,957	118,261
Badger Meter, Inc.(b)	1,096	147,248
Bel Fuse, Inc., Cl. A(b)	52	11,603
Bel Fuse, Inc., Cl. B	405	110,148
Belden, Inc.	1,419	176,027
BILL Holdings, Inc.(a)	3,708	167,342
Box, Inc., Cl. A(a),(b)	4,874	153,775
Braze, Inc., Cl. A(a),(b)	3,413	85,052
Calix, Inc.(a)	2,370	85,083
CCC Intelligent Solutions Holdings, Inc.(a),(b)	20,090	122,348
Cipher Digital, Inc.(a),(b)	12,558	280,295
Cleanspark, Inc.(a),(b)	9,718	133,720
Clear Secure, Inc., Cl. A	3,342	184,612
Commvault Systems, Inc.(a)	1,643	193,545
Core Scientific, Inc.(a)	11,613	240,621
Crane NXT Co.	1,926	100,056
Diebold Nixdorf, Inc.(a)	1,374	101,113
Diodes, Inc.(a)	1,747	143,813
Dropbox, Inc., Cl. A(a)	6,083	198,062
D-Wave Quantum, Inc.(a),(b)	13,559	245,147
DXC Technology Co.(a)	6,246	70,205
Elastic NV(a)	3,374	221,975
Enphase Energy, Inc.(a)	4,799	180,154
Extreme Networks, Inc.(a)	4,840	145,878
Fastly, Inc., Cl. A(a)	5,231	118,534
Freshworks, Inc., Cl. A(a)	6,994	79,417
Gitlab, Inc., Cl. A(a)	5,772	199,192
GPGI, Inc.	6,692	88,334
Hut 8 Corp.(a)	3,812	410,286
Impinj, Inc.(a)	924	139,857
Ingram Micro Holding Corp.	1,189	33,542
Insight Enterprises, Inc.(a)	1,035	133,443
IPG Photonics Corp.(a)	968	82,338
Itron, Inc.(a)	1,619	161,349
JFrog Ltd.(a)	3,862	308,149
Klaviyo, Inc., Cl. A(a)	5,227	93,250
Kulicke & Soffa Industries, Inc.	1,905	169,926
Kyndryl Holdings, Inc.(a)	8,817	119,470
Life360, Inc.(a),(b)	2,906	157,069
MARA Holdings, Inc.(a),(b)	14,142	160,087
Mirion Technologies, Inc.(a)	9,330	139,763
Netskope, Inc., Cl. A(a)	7,466	93,997
nLight, Inc.(a)	1,960	134,848
Novanta, Inc.(a)	1,336	190,447
Ondas, Inc.(a),(b)	17,788	133,232
OSI Systems, Inc.(a),(b)	586	129,734
Plexus Corp.(a)	984	247,319
Power Integrations, Inc.	2,041	123,909
Q2 Holdings, Inc.(a)	2,318	141,097
Qualys, Inc.(a)	1,322	191,359
Ralliant Corp.	4,259	278,411

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 14.1% (continued)
Rigetti Computing, Inc.(a)	12,501	186,890
RingCentral, Inc., Cl. A	2,597	144,445
Riot Platforms, Inc.(a)	12,559	253,315
SentinelOne, Inc., Cl. A(a)	11,904	226,890
ServiceTitan, Inc., Cl. A(a),(b)	2,043	169,692
Silicon Laboratories, Inc.(a)	1,244	270,570
SoundHound AI, Inc., Cl. A(a),(b)	14,306	87,696
Synaptics, Inc.(a)	1,474	158,190
Teradata Corp.(a)	3,536	109,581
UiPath, Inc., Cl. A(a),(b)	15,837	202,080
Ultra Clean Holdings, Inc.(a)	1,673	139,378
Universal Display Corp.	1,662	133,226
Varonis Systems, Inc.(a)	4,292	171,465
Vishay Intertechnology, Inc.	4,413	151,013
Vistance Networks, Inc.	8,160	95,798
Vontier Corp.	5,411	173,855
Workiva, Inc.(a)	1,952	116,730
Zeta Global Holdings Corp., Cl. A(a),(b)	8,259	178,394
		12,336,109
Materials — 4.1%
Alpha Metallurgical Resources, Inc.(a)	405	55,550
Ardagh Metal Packaging SA	5,287	25,008
Ashland, Inc.	1,726	125,325
Avient Corp.	3,107	112,846
Balchem Corp.	1,241	207,936
Cabot Corp.	1,985	174,720
Celanese Corp.	4,292	191,938
Century Aluminum Co.(a)	2,583	115,641
Cleveland-Cliffs, Inc.(a)	20,586	237,151
Constellium SE(a)	5,107	141,872
Graphic Packaging Holding Co.	11,500	123,395
Greif, Inc., Cl. A	877	75,904
Hawkins, Inc.	717	91,797
HB Fuller Co.	2,037	112,646
Hycroft Mining Holding Corp., Cl. A(a)	1,941	37,908
Knife River Corp.(a),(b)	2,008	146,925
Materion Corp.	768	161,925
Olin Corp.	4,265	78,945
Perimeter Solutions, Inc.(a)	5,467	167,345
Perpetua Resources Corp.(a)	3,352	61,710
Quaker Chemical Corp.(b)	519	83,310
Sensient Technologies Corp.	1,570	194,162
Silgan Holdings, Inc.	3,013	120,460
Sonoco Products Co.	3,761	211,970
The Chemours Company	5,827	96,786
The Scotts Miracle-Gro Company	1,629	106,993
United States Lime & Minerals, Inc.	392	43,238
USA Rare Earth, Inc.(a),(b)	6,941	103,768
Warrior Met Coal, Inc.	1,940	154,055
		3,561,229

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Real Estate — 6.9%
Acadia Realty Trust(c)	4,559	102,441
Americold Realty Trust, Inc.(c)	10,723	151,087
Apple Hospitality REIT, Inc.(c)	8,677	143,257
Broadstone Net Lease, Inc.(c)	7,473	159,997
Compass, Inc., Cl. A(a)	25,894	294,933
COPT Defense Properties(c)	4,235	160,761
Cousins Properties, Inc.(c)	6,287	198,355
Curbline Properties Corp.(c)	3,887	119,098
Cushman & Wakefield Ltd.(a)	9,191	123,343
EPR Properties(c)	2,959	183,665
Essential Properties Realty Trust, Inc.(b),(c)	7,828	244,938
Fermi, Inc.(a)	9,670	55,022
Four Corners Property Trust, Inc.(c)	4,210	107,776
Highwoods Properties, Inc.(c)	4,147	137,390
Howard Hughes Holdings, Inc.(a)	1,529	97,734
Independence Realty Trust, Inc.(c)	8,533	141,904
Kilroy Realty Corp.(b),(c)	4,510	175,078
Kite Realty Group Trust(c)	7,782	222,721
Landbridge Co. LLC, Cl. A(b)	1,013	78,528
LXP Industrial Trust(c)	2,332	141,156
Medical Properties Trust, Inc.(b),(c)	19,612	90,804
Millrose Properties, Inc.(c)	4,643	129,911
National Health Investors, Inc.(c)	1,783	136,667
Newmark Group, Inc., Cl. A	5,926	88,860
Opendoor Technologies, Inc.(a),(b)	32,913	124,082
Outfront Media, Inc.(c)	5,913	188,447
Phillips Edison & Co., Inc.(c)	4,862	206,586
Rayonier, Inc.(c)	11,152	242,891
Ryman Hospitality Properties, Inc.(c)	2,273	303,786
Sabra Health Care REIT, Inc.(c)	9,182	194,383
SL Green Realty Corp.(c)	2,686	142,170
Tanger, Inc.(c)	4,215	171,382
Terreno Realty Corp.(c)	3,818	273,560
The Macerich Company(c)	9,597	247,986
The St. Joe Company	2,024	125,974
Urban Edge Properties(c)	4,571	103,579
Vornado Realty Trust(c)	5,968	235,079
		6,045,331
Utilities — 3.0%
American States Water Co.	1,506	128,974
Avista Corp.	3,184	128,793
Black Hills Corp.	2,830	201,524
California Water Service Group	2,289	114,702
Chesapeake Utilities Corp.	865	114,855
MDU Resources Group, Inc.	7,198	143,600
MGE Energy, Inc.	1,407	111,899
New Jersey Resources Corp.	3,770	218,245
Northwestern Energy Group, Inc.	2,322	159,614
ONE Gas, Inc.	2,417	187,680
Ormat Technologies, Inc.(b)	2,209	215,554
Otter Tail Corp.	1,421	125,645

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Utilities — 3.0% (continued)
Portland General Electric Co.(b)	4,420	218,038
Southwest Gas Holdings, Inc.	2,099	187,651
Spire, Inc.	2,244	179,206
TXNM Energy, Inc.	3,749	217,142
		2,653,122
Total Equity Securities - Common Stocks (cost $76,656,782)		87,163,030

Number of Rights
Rights — .0%
Health Care — .0%
Akero Therapeutics, Inc., CVR(a) (cost $0)	2,074	1,348

	1-Day Yield (%)	Shares
Investment Companies — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $128,505)	3.64	128,505	128,505
Investment of Cash Collateral for Securities Loaned — 1.2%
Registered Investment Companies — 1.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,002,582)	3.64	1,002,582	1,002,582
Total Investments (cost $77,787,869)		101.1%	88,295,465
Liabilities, Less Cash and Receivables		(1.1%)	(975,533)
Net Assets		100.0%	87,319,932

CVR—Contingent Value Right
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $8,421,524 and the value of the collateral was
$8,628,061, consisting of cash collateral of $1,002,582 and U.S. Government & Agency securities valued at $7,625,479.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000 Index	1	9/18/2026	147,603	146,900	(703)
Gross Unrealized Depreciation					(703)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Small Cap Core Equity ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	87,163,030	—	—	87,163,030
Rights	—	1,348	—	1,348
Investment Companies	1,131,087	—	—	1,131,087
	88,294,117	1,348	—	88,295,465
Liabilities ($)
Other Financial Instruments:
Futures††	(703)	—	—	(703)
	(703)	—	—	(703)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $10,506,893, consisting of $14,489,862 gross unrealized appreciation and $3,982,969 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.